TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of movements in the allowance for doubtful accounts
Movements in the allowance for doubtful accounts in the three years ended December 31, 2019 are summarized as follows;

(in thousands of $)
Balance at December 31, 2016	6,170
Additions charged to income	—
Deductions credited to income	(172)
Balance at December 31, 2017	5,998
Deductions credited to income	(203)
Balance at December 31, 2018	5,795
Deductions credited to income	(2,847)
Balance at December 31, 2019	2,948